Income Taxes (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					1 Months Ended	12 Months Ended
	Mar. 31, 2007	Mar. 31, 2007 Income Tax Contingency for Taxable Calendar Year Ending 2004 [Member]	Mar. 31, 2007 Income Tax Contingency for Taxable Calendar Year Ending 2005 [Member]	Mar. 31, 2007 Income Tax Contingency for Taxable Calendar Year Ending 2006 [Member]	Mar. 31, 2007 Income Tax Contingency for Quarterly Period Ending March 31, 2007 [Member]	Jan. 31, 2008 Income Tax Contingency for Taxable Calendar Year Ending 2006 [Member]	Mar. 31, 2013 Operating Loss Carryforward Expiration Period One [Member]	Mar. 31, 2013 Operating Loss Carryforward Expiration Period Two [Member]	Mar. 31, 2013 Operating Loss Carryforward Expiration Period Three [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forward attributable to PRC entities							$ 217	$ 179	$ 69
Net operating loss carry-forward expiration dates							Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2017
Income Tax Contingency [Line Items]
Amount of adjustment to income tax provision related to tax reassessment by the PRC tax authorities	$ 450	$ 154	$ 92	$ 166	$ 38	$ 101